Segment reporting - Selected Balance Sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information
Total assets	$ 52,115,324	$ 47,604,577	$ 44,277,337
Deposits	43,758,606	39,710,039
PUERTO RICO
Segment Reporting Information
Total assets	40,544,255	36,863,930	33,705,624
Loans	18,989,286	18,837,742	17,591,078
Deposits	34,664,243	31,237,529	27,575,292
UNITED STATES
Segment Reporting Information
Total assets	10,693,536	9,847,944	9,648,865
Loans	7,819,187	7,034,075	6,608,056
Deposits	7,664,792	6,878,599	6,635,153
Other
Segment Reporting Information
Total assets	877,533	892,703	922,848
Loans	657,603	687,494	743,329
Deposits	$ 1,429,571	$ 1,593,911	$ 1,243,063